INTANGIBLE ASSETS, NET - Amortization expenses (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
INTANGIBLE ASSETS, NET
2021	¥ 78,149	$ 11,977
2022	63,039	9,661
2023	41,574	6,371
2024	31,923	4,892
2025	27,424	4,203
Annual estimated amortization expenses for intangible assets	¥ 242,109	$ 37,104